Note 8 - Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7. NOTES PAYABLE

Notes Payable at March 31, 2014 and December 31, 2013 consisted of the following:

	March 31, 2014	December 31, 2013
Notes payable for insurance premiums due in monthly installments through April, 2014, 6.73% fixed rate	$86,467	$309,035
9% Series B Senior Secured Redeemable Debentures due on various dates ranging from September 30, 2013 to February 28, 2014, continues in default	90,000	90,000
Note payable collateralized by building due in monthly installments with a balloon payment at November 30, 2017, 5.7% fixed rate(2)	1,324,581	1,347,051
Notes payable collateralized by equipment due in montly installments from December 9, 2014 to August 25, 2018, various rates from 4.25% to 15.05% (3)	4,235,570	4,674,817
Note payable collateralized by real estate due in monthly installments though December 28, 2032, 4.25% variable rate	1,074,455	1,083,886
10% convertible promissory note to a related party due in quarterly installments commencing May 17, 2013 due February 17, 2017, 10% fixed rate	1,650,000	1,787,500
Promissory notes assumed in acquisition secured by accounts receivable, inventory and equipment due on demand, maturing January 25, 2013 and February 10, 2013, 7% fixed rate, which are now in default, accruing at 18% (4)	1,016,853	979,863
Note payable collateralized by real estate due in monthly installments, maturing September 1, 2026, 6% variable rate	42,576	42,786
Note payable assumed in acquisition collateralized by equipment due in monthly installments, maturing January 20, 2013 to November 2, 2017, rates ranging from 4.99% to 12.93%	244,312	257,176
Note payable assumed in acquisition collateralized by equipment due in monthly capital lease installments, maturing September 14, 2014 to January 11, 2017, rates ranging from 11.23% to 12.08% (1)	717,311	807,376
Note payable collateralized by property and equipment due in monthly installments, maturing September 13, 2023, 3.25% variable rate	1,052,641	1,076,468
Promissory note to related party interest and principal due April 30, 2014, 13% fixed rate	1,500,000	1,382,341
Notes payable for MAG TankTM financing in 2013, including $200 thousand to related parties, with interest due on the first of each month, maturing on various dates from November 14, 2014 to December 19, 2014, 15% fixed rate	1,463,372	1,443,652
Notes payable for MAG TankTM financing in 2014 with interest due on the first of each month, maturing on February 28, 2015 and March 14, 2015, 15% fixed rate	1,096,633	-
	15,594,771	15,281,951
Less: current portion	(8,187,035)	(7,226,951)
Total long-term debt	$7,407,736	$8,055,000

(1)	Includes notes classified as liabilities associated with assets held for sale of which $128 thousand is current and $54 thousand is long term

(2)

Note includes debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013 and as of the next measurement period, December 31, 2014.

(3)

Includes notes that contained debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013, the covenant’s next measurement period is as of December 31, 2014, and we anticipate that we will be in compliance with the current provisions as of that date.

(4)

Note balances do not include proceeds from the sale of the Company’s stock that was pledged as collateral against the notes. The bank holding the notes sold the stock and applied the proceeds to the notes, reducing the balance by $654 thousand to $347 thousand. The stock, which was part of the purchase price of the White Top and Blackwater acquisitions, was pledged by the sellers of these companies as collateral for the notes. These notes are part of a pending lawsuit the Company currently has against those sellers (See Note 10 – Commitments and Contingencies). The Company will not recognize the reduction in principal on these notes as a result of the sale of this stock until the lawsuit is settled.

The following table presents the approximate annual maturities based on the calendar year of debt and capital lease obligations as of March 31, 2014:

2014	$6,496,050
2015	3,285,256
2016	1,987,894
2017	2,123,192
2018	311,944
Thereafter	1,475,429
$15,679,765

Debt Covenants

The terms of the Company’s obligations with two financial institutions collateralized by equipment and real estate require the Company to comply, on an annual basis, with specific financial covenants including a debt service coverage ratio. The Company is required by the two financial institutions to maintain a ratio of debt service coverage equal to or in excess of 1.3 to 1.0 and 1.0 to 1.0, respectively. The respective ratios are calculated as the ratio of adjusted net income as defined by the specific covenants to required principal and interest payments on indebtedness. The Company was not in compliance with certain existing debt covenants contained in our secured debt agreements as of December 31, 2013. We obtained waivers from two of our lenders for the non-compliance in our debt covenants for the year ending December 31, 2013, and for an additional grace period for the year ending December 31, 2014 from one of the lenders. The covenant’s terms as defined by the other lender are less restrictive, and we believe we will be in compliance at the covenant’s next measurement date at December 31, 2014.

Notes Payable

In the first quarter of 2014, the Company closed on the private placement of approximately $1.1 million of the Company’s Unsecured Term Notes due one year from the date of issuance together with 100,879 common stock purchase warrants. Each warrant entitles the holder to purchase one share of common stock of the Company for $2.25 per share and has an expiration date of five years from the date of issuance. The fair value of these warrants of approximately $42 thousand was recorded as a discount to the notes. The interest rate for the notes is 15%. The net proceeds of the placement are intended to fund additional MAG Panel™ inventory.

NOTE8. NOTESPAYABLE

Notes Payable at December 31, 2013 and 2012 consisted of the following:

	December 31, 2013	December 31, 2012
Notes payable for insurance premiums due in monthly installments through April, 2014, 6.73% fixed rate	$309,035	$127,090
9% Series B Senior Secured Redeemable Debentures due on various dates ranging from September 30, 2013 to February 28, 2014	90,000	90,000
Note payable collateralized by building due in monthly installments with a balloon payment at November 30, 2017, 5.7% fixed rate (2)	1,347,051	1,415,582
Notes payable collateralized by equipment due in monthly installments from December 9, 2014 to August 25, 2018, various rates described below (3)	4,674,817	5,140,056
Note payable collateralized by real estate due in monthly installments through December 28, 2032, 4.25% variable rate	1,083,886	1,120,000
10% convertible promissory note to a related party due in quarterly installments commencing May 17, 2013 due February 17, 2017, 10% fixed rate	1,787,500	2,200,000
Promissory notes assumed in acquisition secured by accounts receivable, inventory and equipment due on demand, maturing January 25, 2013 and February 10, 2013, 7% fixed rate, which are now in default, accruing at 18%	979,863	942,774
Note payable collateralized by building due in monthly installments, maturing January 13, 2022, 15.49% fixed rate	—	30,217
Note payable collateralized by real estate due in monthly installments, maturing September 1, 2026, 6% variable rate	42,786	45,419
Note payable assumed in acquisition collateralized by equipment due in monthly installments, maturing January 20, 2013 to November 2, 2017, rates ranging from 4.99% to 12.93%	257,176	501,723
Note payable assumed in acquisition collateralized by equipment due in monthly capital lease installments, maturing September 14, 2014 to January 11, 2017, rates ranging from 11.23% to 12.08% (1)	807,376	1,528,198
Note payable assumed in acquisition due to a factoring company as part of an accounts receivable factoring arrangement, effective interest rate of 20.4%	—	229,693
Note payable collateralized by property and equipment due in monthly installments, maturing September 13, 2023, 3.25% variable rate	1,076,468	—
Promissory note to related party interest and principal due April 30, 2014, 13% fixed rate	1,382,341	—
Notes payable for MAG Tank™ financing, including $200 thousand to related parties, with interest due on the first of each month, maturing on various dates from November 14, 2014 to December 19, 2014, 15% fixed rate	1,443,652	—

	15,281,951	13,370,752

Less: current portion	(7,226,951)	(4,053,749)

Total Long-Term Debt	$8,055,000	$9,317,003

(1)	Includes notes classified as liabilities associated with assets held for sale of which $170 thousand is current and $67 thousand is long term
(2)

Note includes debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013 and as of the next measurement period, December 31, 2014.

(3)

Includes notes that contained debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013, the Covenant’s next measurement period is as of December 31, 2014.

The following table presents the approximate annual maturities of debt and capital lease obligations as of December 31, 2013:

2014	$7,226,951
2015	2,148,505
2016	1,986,680
2017	2,132,755
2018	311,928
Thereafter	1,475,132

$15,281,951

Debt Covenants

The terms of the Company’s obligations with two financial institutions collateralized by equipment and real estate require the Company to comply, on an annual basis, with specific financial covenants including a debt service coverage ratio. The Company is required to maintain a ratio of debt service coverage equal to or in excess of 1.30 to 1.00 for one financial institution and 1.00 to 1.00, for the second financial institution and both are calculated as the ratio of consolidated EBITDA to required principal and interest payments on indebtedness, as defined in the credit agreements. The Company was not in compliance with certain existing debt covenants contained in our secured debt agreements as of December 31, 2013. We obtained waivers from our lenders for the non-compliance in our debt covenants for the year ending December 31, 2013, and for an additional grace period for the year ending December 31, 2014.

Notes Payable

The Company has a note payable for the building that serves as the location of the Company’s corporate headquarters. The note has an interest rate of 5.7%, monthly payments of $11 thousand, and matures during November 2017, requiring a balloon amount of approximately $1.0 million.

On January 23, 2012, we entered into a note payable with a bank for the purchase of a water hauling truck in the amount of $179 thousand, bearing a fixed interest rate of 7.99% with principal and interest payable monthly over the term of the loan. The note payable has a final maturity date of January 24, 2015.

On February 17, 2012, we entered into a note payable with a bank in the amount of $2.2 million, bearing a fixed interest rate of 5.5% with principal and interest payable monthly over the term of the loan, to finance a portion of the consideration paid in our acquisition of Hunter Disposal. The note is collateralized by the equipment acquired, and has a final maturity date of February 17, 2015. See Note 5–Acquisitions and Divestitures, for additional information.

On May 17, 2012, we entered into a note payable with a bank for the purchase of ten water hauling trucks and trailers in the amount of $1.7 million, bearing interest at a rate of one-month LIBOR plus 4%, currently 4.25%, with principal and interest payable monthly over the term of the loan. The note payable has a final maturity date of August 17, 2017.

On August 28, 2012, we entered into a note payable with a bank for the purchase of four trucks in the amount of $650 thousand, bearing interest at a rate of one-month LIBOR plus 4%, currently 4.25%, with principal and interest payable monthly over the term of the loan. The note payable has a final maturity date of September 28, 2017.

On August 29, 2012, we entered into a note payable with a bank for the purchase of four trailers in the amount of $143 thousand, bearing interest at a rate of 15.19%, with principal and interest payable monthly over the term of the loan. The note payable has a final maturity date of September 1, 2015.

On August 29, 2012, we entered into a note payable with a bank for the purchase of four trucks in the amount of $332 thousand, bearing an interest rate of 9.92%, with principal and interest payable monthly over the term of the loan. The note payable has a final maturity date of October 1, 2016.

On December 28, 2012, we entered into a note payable with a bank in the amount of $1.12 million, collateralized by real estate obtained through the Virco acquisition. The note has a LIBOR based interest rate, currently 4.25%, monthly payments of $7 thousand, and matures during December 2032.

During the year of 2013, we entered into various premium finance agreements to finance certain insurance premiums. The combined amount financed under these agreements was $831 thousand. The agreements bear an interest rate of 7% and are due in monthly installments for one year.

On March 13, 2013, we entered into a note payable with a bank in the amount of $750 thousand, collateralized by property and equipment, which included an additional $350 thousand of borrowing capacity for construction and refurbishment purposes. The note has a variable interest rate based on the prime rate of the 10 largest U.S. banks and was 3.25% at year-end 2013. Monthly interest and principal payments of $11 thousand are required, and the note matures on September 13, 2023. The $350 thousand borrowing capacity was fully utilized at December 31, 2013.

On July 25, 2013, we entered into a note payable with a bank in the amount of $1.07 million for the purchase of water hauling trucks. The note has a variable interest rate of one month LIBOR plus 4%, 4.25% at December 31, 2013, with interest and principal payments of $19 thousand and matures on August 25, 2018.

On November 1, 2013, we entered into a note payable with a financing company in the amount of $30 thousand for the purchase of a pick-up truck. The note has an interest rate of 5.24%, with principal and interest payable monthly to the maturity date of November 24, 2016.

In the fourth quarter of 2013, the Company closed on the private placement of approximately $1.5 million of the Company’s Unsecured Term Notes due one year from the date of issuance together with 134,211 common stock purchase warrants. Each warrant entitles the holder to purchase one share of common stock of the Company for $2.25 per share and has an expiration date of five years from the date of issuance. 116,435 of these warrants were issued to third parties in association with $1.3 million of the notes, which have a debt discount of $66 thousand and an interest rate of 15%. The net proceeds of the placement are intended to fund MAG Panel™ inventory.

9% Series B Senior Secured Redeemable Debentures

The Company had not paid interest on the Series B debentures for the period March 2011 through December 2013. Therefore, we were technically in default on our Series B Debentures at December 31, 2013 and December 31, 2012. Upon an event of default, the debentures become due and payable upon demand, so we have classified the debentures as a current liability as of December 31, 2013 and December 31, 2012. These debentures are secured by GreenHunter Energy’s interest in GreenHunter Mesquite Lake, LLC, and are otherwise non-recourse to GreenHunter Resources.

On October 21, 2011, we offered the holders of the 9% Series B Redeemable Debentures the opportunity to convert the principal and accrued but unpaid interest on the debentures to shares of our Series C Preferred Stock. The offer was extended until August 31, 2012. During the year ended December 31, 2012, holders of $5,211,808 principal amount of our Series B Debentures elected to convert their principal and accrued interest. The principal balance of the debentures that remained outstanding at December 31, 2012 and at December 31, 2013, was $90 thousand.

Notes Payable to Related Parties

During the year ended December 31, 2013, the Company borrowed an additional $1.5 million under a promissory note due to the Company’s Chairman and Interim Chief Executive Officer. As of December 31, 2013, there is $500 thousand available under this facility. Interest for this note was $10 thousand for the year ended December 31, 2013. Should the Company borrow any available amounts, they will carry an interest rate of 13% per annum. The letter of financial support associated with this note has been extended through December 31, 2014.

In the fourth quarter of 2013, the Company closed on the private placement of approximately $1.5 million of the Company’s Unsecured Term Notes due one year from the date of issuance together with 134,211 common stock purchase warrants. Each warrant entitles the holder to purchase one share of common stock of the Company for $2.25 per share and has an expiration date of five years from the date of issuance. 17,776 of these warrants were issued to officers of the Company in association with $200 thousand of the notes, which have an interest rate of 15%. Interest for this note was $2 thousand for the year ended December 31, 2013. The net proceeds of the placement are intended to fund MAG Panel™ inventory.

Convertible Promissory Note Payable to Related Party

On February 17, 2012, the Company entered into a 10% convertible promissory note for $2.2 million payable to Triad Hunter as partial consideration in the Hunter Disposal acquisition. Terms of payment under the note are interest only due quarterly from May 17, 2012 to February 17, 2013. Thereafter, beginning May 17, 2013 and continuing quarterly until February 17, 2017, the payments due will include accrued interest and principal payments of $137.5 thousand per quarter. Interest expense related to this note was $176.5 thousand and $165 thousand for the years ended December 31, 2013 and December 31, 2012, respectively. The promissory note matures on February 17, 2017 and is convertible at any time by the holder into shares of common stock of the Company at a conversion price of $2.50 per share. See Note 5–Acquisitions and Divestitures, for additional information.

Blackwater and White Top Notes Payable

Certain notes were assumed by the Company as part of the White Top and Blackwater acquisition. See Note 5–Acquisitions and Divestitures, for additional information.